Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 26, 2012

Securities and Exchange Commission

Attention: Bo Howell

100 F Street, NE

Washington, DC 20549

Re: Financial Investors Trust

File Nos.

33-72424

811-8194

Dear Mr. Howell:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective July 24, 2012, do not differ from those filed electronically in the Post-Effective Amendment No. 97 on July 24, 2012.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary